Income Taxes - Schedule of Federal Statutory Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Federal Statutory Tax Rate [Line Items]
Net loss before taxes for the period	€ 379,154	€ 5,090	€ 4,871
Permanent differences	361,361	1,679
Expected income tax recovery at statutory income tax rates	5,003	509	(7)
Difference in tax rates, foreign exchange, and other
Change in deferred tax assets not recognized		(509)	7
Total tax expense	€ 5,003
Italy [Member]
Schedule of Federal Statutory Tax Rate [Line Items]
Statutory income tax rate			24.00%
Macedonia [Member]
Schedule of Federal Statutory Tax Rate [Line Items]
Statutory income tax rate			10.00%
Ireland [Member] | Trading income [Member]
Schedule of Federal Statutory Tax Rate [Line Items]
Statutory income tax rate			12.50%
Ireland [Member] | Non-trading income [Member]
Schedule of Federal Statutory Tax Rate [Line Items]
Statutory income tax rate			25.00%